Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent events

Note 21 – Subsequent events

On March 16, 2026, the Company disposed of 100% of the equity interest of Hangzhou Zhenghao Information Technology Co., Ltd.(“Zhenghao”) to third parties for a cash consideration of RMB 10. The disposal does not represent a strategic shift that has (or will have) a major effect on the Company’s operations and financial results.

The Company has assessed all events from December 31, 2025 up through April 24, 2026, which is the date that these financial statements are available to be issued, unless as disclosed above, there are not any material subsequent events that require disclosure in these financial statements.